Summary of Significant Accounting Policies and Going Concern (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of instruments at fair value using level 3 valuation
	At December 31, 2019			At September 30, 2019
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	—	—	$128,628	—	—	$128,628

	At September 30, 2019			At September 30, 2018
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative Liability	-	-	$128,628	-	-	$258,296

Schedule of roll forward of the level 3 valuation financial instruments
Derivative Liabilities
Balance at September 30, 2019	$128,628

Balance at December 31, 2019	$128,628

Derivative Liabilities
Balance at September 30, 2017	$-
Initial Fair Value of derivative recorded as discount	85,000
Initial Fair Value of derivative recorded as expense	74,463
Reduction of derivative recorded as gain on extinguishment upon conversion	(111,818)
Reclassifications of Fair Value of Warrant from equity	261,484
Fair Value adjustments for the year	(50,833)
Balance at September 30, 2018	258,296
Charged to derivative expense on assignment and restatement of note	15,971
Classified as initial debt discount on assignment and restatement of note	62,500
Reduction of derivative recorded as gain on extinguishment upon conversions	(78,471)
Warrant exercises (partial)	(138,430)
Fair Value adjustment - warrants	9,355
Fair Value adjustments - convertible note	(593)
Balance at September 30, 2019	$128,628

Schedule of potentially dilutive securities
	December 31, 2019	September 30, 2019
Stock options	17,755	17,775
Warrants	1,198,271	1,198,271,
Related party convertible debt and accrued interest	11,303,579	11,162,896
Third party convertible debt (including senior debt)	83,770,974	83,780,049
Total	96,290,579	96,158,991

	September 30, 2019	September 30, 2018
Stock options	17,755	7,544
Warrants	1,198,271	69,579
Related party convertible debt and accrued interest	11,162,896	159,496
Third party convertible debt (including senior debt)	83,780,049	1,661,403
Total	96,158,971	1,898,021